UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Phenix City IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	$5,850	$5,594,706
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	2,500	2,507,750
		8,102,456
Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	10,275	10,310,243
Arizona — 1.8%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Sub-Series A, 4.00%, 7/01/30	10,000	10,846,200
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital:
Series A, 5.00%, 2/01/34	6,340	6,872,116
Series B, 5.00%, 2/01/33	1,810	1,965,533
Phoenix IDA, RB, Series A, Facility, Eagle College Preparatory Project, Series A:
4.50%, 7/01/22	780	808,439
5.00%, 7/01/33	1,000	1,022,820
Pinal County IDA Arizona, Refunding RB, Tucson Electric Power Company Project, Series A, 4.00%, 9/01/29	6,000	6,028,860
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,205	2,502,565
		30,046,533
California — 21.4%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home California, Series A, 5.00%, 4/01/32	4,500	5,105,880
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub Lien, Series A (AMBAC), 4.94%, 10/01/30 (a)	10,530	4,500,417
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/27	4,270	4,551,265
4.00%, 3/01/28	8,490	8,941,583
4.00%, 3/01/33	61,485	62,584,967
California HFA, RB, S/F Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,054,700

	Par (000)	Value
Municipal Bonds
California (continued)
California Municipal Finance Authority, RB, Biola University:
4.00%, 10/01/27	$750	$786,165
5.00%, 10/01/29	660	745,793
5.00%, 10/01/30	500	560,820
4.00%, 10/01/33	2,500	2,489,550
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30	18,845	19,842,089
California State Public Works Board, RB:
Judicial Council Projects, Series A, 5.00%, 3/01/31	5,000	5,654,900
Judicial Council Projects, Series A, 5.00%, 3/01/32	5,000	5,632,650
Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	5,852,768
Series D, 5.00%, 9/01/28	5,090	5,788,908
Series D, 5.00%, 9/01/29	5,350	6,064,707
Series D, 5.00%, 9/01/30	2,620	2,961,019
Series D, 5.00%, 9/01/31	2,905	3,273,180
Series D, 5.00%, 9/01/32	6,060	6,824,651
Series D, 5.00%, 9/01/33	3,530	3,978,416
Series E, 5.00%, 9/01/28	2,240	2,547,574
Series E, 5.00%, 9/01/29	2,355	2,669,605
Series E, 5.00%, 9/01/30	2,475	2,797,146
Series E, 5.00%, 9/01/31	2,600	2,929,524
Series E, 5.00%, 9/01/32	2,280	2,567,690
Series E, 5.00%, 9/01/33	2,870	3,234,576
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A:
5.00%, 10/01/23	500	583,190
5.00%, 10/01/28	650	718,848
5.00%, 10/01/33	2,275	2,466,896
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	500	564,000
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	1,112,930
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,678,175
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	18,500	22,196,115
Corona-Norco Unified School District, Refunding, Special Tax Bonds, Senior Lien, Series A, 5.00%, 9/01/32	1,250	1,386,200
El Camino Community College District, GO, CAB, Election of 2002, Series C (a):
3.94%, 8/01/30	9,090	4,636,809

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
California (continued)
El Camino Community College District, GO, CAB, Election of 2002, Series C (a) (concluded):
4.02%, 8/01/31	$12,465	$6,028,199
4.06%, 8/01/32	17,435	8,041,719
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC) (a):
4.46%, 8/01/32	1,675	716,465
4.52%, 8/01/33	2,865	1,158,978
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/30	1,500	1,700,685
Grossmont Union High School District, GO, CAB, Election of 2004, 4.47%, 8/01/32 (a)	29,015	12,387,664
Los Angeles County Public Works Financing Authority, Refunding RB, Multiple Capital Projects II:
5.00%, 8/01/30	2,500	2,859,975
5.00%, 8/01/31	3,000	3,413,910
5.00%, 8/01/32	3,000	3,388,350
5.00%, 8/01/33	2,500	2,815,150
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFUEL Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,413,650
5.00%, 1/01/32	4,110	4,525,398
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,172,350
Poway Unified School District, GO, Election of 2008, Series A, CAB (a):
3.97%, 8/01/27	10,000	5,710,400
4.36%, 8/01/30	10,000	4,751,400
4.47%, 8/01/32	12,500	5,336,750
Poway Unified School District Public Financing Authority, Special Tax Bonds, Refunding:
5.00%, 9/15/26	935	1,063,955
5.00%, 9/15/29	1,205	1,352,155
5.00%, 9/15/32	1,000	1,109,300
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	10,146,300
San Bernardino Community College District, GO, Refunding, Series A (b):
4.00%, 8/01/31	15,660	16,356,557
4.00%, 8/01/32	17,010	17,632,566
4.00%, 8/01/33	6,665	6,874,281

	Par (000)	Value
Municipal Bonds
California (concluded)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Refunding, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	$1,000	$1,094,450
5.00%, 8/01/29	1,300	1,418,547
5.00%, 8/01/33	1,335	1,433,042
Ventura County Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/30	1,200	1,381,092
5.00%, 11/01/31	1,500	1,729,035
5.00%, 11/01/32	1,500	1,715,760
5.00%, 11/01/33	1,200	1,358,964
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,163,530
5.00%, 9/01/31	1,000	1,158,230
5.00%, 9/01/32	1,000	1,152,090
		358,844,603
Colorado — 3.4%
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities, Series A:
4.50%, 12/01/33	4,595	4,649,680
5.00%, 12/01/33	3,000	3,202,320
Commerce City Colorado-Northern Infrastructure General Improvement District, GO, Refunding, Improvement (AGM):
5.00%, 12/01/26	2,770	3,284,943
5.00%, 12/01/28	1,560	1,825,294
5.00%, 12/01/29	1,070	1,248,080
5.00%, 12/01/31	500	574,670
5.00%, 12/01/32	800	915,208
Denver West Metropolitan District, GO, Refunding, Series A (AGM), 4.00%, 12/01/32	6,250	6,557,937
Plaza Metropolitan District No 1, Tax Allocation Bonds, Refunding:
4.00%, 12/01/23	1,000	1,013,510
4.10%, 12/01/24	5,080	5,128,057
4.20%, 12/01/25	5,280	5,342,251
4.50%, 12/01/30	4,305	4,371,900
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,561,743
University of Colorado Hospital Authority, RB, Series A, 5.00%, 11/15/27	4,000	4,674,880
		56,350,473
Connecticut — 1.4%
City of Hartford, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,832,321

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Connecticut (concluded)
City of Hartford, GO, Refunding, Series A (concluded):
4.00%, 4/01/32	$1,500	$1,540,800
Connecticut HFA, Refunding RB, M/F Housing Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	13,270	13,369,658
		23,742,779
Florida — 11.5%
City of Jacksonville, Refunding RB, Series C, 4.00%, 10/01/30	6,965	7,461,744
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	3,325	3,591,332
5.00%, 8/01/29	3,650	4,219,874
5.00%, 8/01/30	4,020	4,626,658
5.00%, 8/01/31	4,235	4,848,440
5.00%, 8/01/32	4,445	5,050,676
City of Tampa Florida, Refunding RB, H Lee Moffitt Cancer Center Project, Series A, 4.00%, 9/01/33	10,000	10,139,800
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a):
3.14%, 6/01/25	2,155	1,478,028
3.41%, 6/01/26	2,655	1,705,227
3.56%, 6/01/27	3,095	1,882,317
3.65%, 6/01/28	3,795	2,198,216
3.75%, 6/01/29	3,795	2,086,339
3.85%, 6/01/30	2,000	1,042,260
3.95%, 6/01/31	1,295	638,539
4.01%, 6/01/32	2,495	1,169,431
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,182,000
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corporation Project, AMT, 5.00%, 11/15/26	2,000	2,114,820
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	7,300	7,323,068
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,929,229
4.50%, 11/01/30	2,895	3,027,157
4.50%, 11/01/31	3,200	3,343,488
4.50%, 11/01/32	2,300	2,392,023
4.50%, 11/01/33	2,080	2,148,245
Martin County IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,312,685
Miami-Dade County, Refunding RB, Sub-Series B, 5.00%, 10/01/32	10,000	11,280,100

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Miami-Dade County Educational Facilities Authority, RB, University Of Miami, Series A:
5.00%, 4/01/29	$1,650	$1,897,649
5.00%, 4/01/30	1,695	1,937,029
4.00%, 4/01/31	2,930	3,056,810
4.00%, 4/01/32	1,000	1,038,170
Miami-Dade County Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/30	5,530	6,339,039
5.00%, 7/01/31	5,000	5,697,300
Miami-Dade County School Board, COP, Refunding, Series A, 5.00%, 5/01/32 (b)	10,000	11,356,200
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	5,000	5,775,250
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/28	2,500	2,898,125
4.00%, 7/01/29	6,000	6,286,140
4.00%, 7/01/30	6,395	6,658,986
5.00%, 7/01/31	7,520	8,568,739
5.00%, 7/01/32	8,405	9,513,031
Village Community Development District No 1, Special Assessment Bonds, Sumter County, 5.00%, 5/01/32	6,000	6,140,640
Village Community Development District No 5, Refunding, Special Assessment Bonds, Phase I:
3.50%, 5/01/28	2,165	2,157,487
3.50%, 5/01/28	4,160	4,145,565
4.00%, 5/01/33	1,250	1,262,338
4.00%, 5/01/34	2,640	2,666,057
Village Community Development District No 6, Refunding, Special Assessment Bonds, 4.00%, 5/01/29	6,560	6,709,502
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,875	3,978,966
		193,274,719
Georgia — 0.7%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.45%, 12/01/32	12,050	12,118,324
Guam — 0.7%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/30	10,000	11,506,300

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Idaho — 0.6%
Idaho Housing and Finance Association, RB, Series A, 4.00%, 7/15/30	$10,000	$10,592,400
Illinois — 11.6%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	10,000	11,120,800
City of Chicago Illinois, GO, CAB (NPFGC), 4.09%, 1/01/27 (a)	5,000	2,874,850
City of Chicago Illinois, Refunding RB, O'Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,153,500
4.00%, 1/01/29	28,425	28,903,393
City of Saint Charles, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,702,976
4.00%, 12/01/31	1,715	1,794,250
4.00%, 12/01/32	1,800	1,880,172
Cook County, GO, Refunding, Series C:
4.00%, 11/15/29	19,750	20,873,577
5.00%, 11/15/29	21,500	24,774,880
5.00%, 11/15/33	3,000	3,398,760
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,835	5,115,962
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,650,107
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	3,400	3,583,056
Northwestern Memorial Healthcare, 4.00%, 8/15/33	7,665	8,059,671
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,062,480
Will County Community High School District No 210 Lincoln-Way, GO, Refunding:
CAB, Series B, 4.03%, 1/01/29 (a)	6,920	3,703,238
CAB, Series B, 4.18%, 1/01/30 (a)	5,680	2,851,758
CAB, Series B, 4.26%, 1/01/31 (a)	13,330	6,325,485
CAB, Series B, 4.31%, 1/01/32 (a)	16,500	7,448,925
Series A, 5.00%, 1/01/31	16,300	18,678,985
Winnebago & Boone Counties School District No 205 Rockford, GO:
4.00%, 2/01/29	9,305	9,859,950

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Winnebago & Boone Counties School District No 205 Rockford, GO (concluded):
4.00%, 2/01/30	$9,835	$10,371,106
		194,187,881
Indiana — 2.7%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	9,012,550
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	23,719,822
Earlham College Project, 5.00%, 10/01/32	11,255	12,866,041
		45,598,413
Louisiana — 2.2%
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/26	5,000	5,885,100
5.00%, 7/01/27	3,770	4,404,906
5.00%, 7/01/28	4,420	5,134,979
5.00%, 7/01/29	3,000	3,459,840
5.00%, 7/01/30	5,000	5,738,350
5.00%, 7/01/31	5,105	5,825,622
5.00%, 7/01/32	3,000	3,420,720
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	329,511
5.00%, 4/01/32	1,000	1,094,050
5.00%, 4/01/33	1,575	1,716,340
		37,009,418
Maine — 1.3%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,425,300
5.00%, 7/01/26	1,000	1,130,130
5.00%, 7/01/27	1,000	1,121,920
3.75%, 7/01/28	1,000	991,960
5.00%, 7/01/33	5,000	5,479,850
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	12,000	11,999,880
		22,149,040

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Massachusetts — 0.7%
Massachusetts HFA, Refunding RB, AMT:
S/F Housing, Series 160, 4.00%, 12/01/32	$495	$504,440
S/F Housing, Series 163 (Ginnie Mae)(Fannie Mae)(Freddie Mac), 4.00%, 12/01/33	11,635	11,745,532
		12,249,972
Michigan — 0.9%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	842,235
Hospital, Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,610,448
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series 2008-C, 4.00%, 12/01/32	9,195	9,528,227
		14,980,910
Missouri — 0.1%
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,025,477
Nebraska — 1.4%
Central Plains Energy Project, RB, Project No. 3:
5.00%, 9/01/27	7,010	7,953,686
5.00%, 9/01/32	14,500	16,206,360
		24,160,046
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,240,722
5.00%, 10/01/27	1,180	1,354,109
4.00%, 10/01/33	3,500	3,560,445
		6,155,276
New Jersey — 18.1%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.25%, 9/15/29	12,230	12,848,593
7.20%, 11/15/30 (c)	10,100	10,138,077
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	10,610	12,152,588
4.25%, 6/15/27	16,500	17,499,900
Cigarette Tax, 5.00%, 6/15/25	15,000	17,329,350

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey EDA, Refunding RB (concluded):
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	$6,200	$6,394,370
School Facilities Construction, 5.00%, 3/01/30	70,000	81,134,200
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,206,580
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT:
4.10%, 11/01/28	15,800	16,061,490
4.35%, 11/01/33	7,315	7,495,315
New Jersey Transportation Trust Fund Authority, RB, Transportation Systems, Series AA:
4.00%, 6/15/29	12,625	13,316,093
4.00%, 6/15/30	22,315	23,392,814
New Jersey Transportation Trust Fund Authority, RB, CAB (a):
Series A, 4.11%, 12/15/29	18,000	9,152,280
Transportation Systems, Series A, 4.05%, 12/15/28	66,000	35,274,360
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,943,950
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1-A:
4.50%, 6/01/23	9,895	9,878,772
4.63%, 6/01/26	22,460	21,785,302
		303,004,034
New York — 7.6%
Housing Development Corp., RB, M/F Housing, Series K-1:
3.40%, 11/01/30	8,070	8,048,857
3.50%, 11/01/32	5,865	5,840,367
Housing Development Corp., Refunding RB:
M/F Housing, Series L-2-A, 3.60%, 11/01/33	11,000	11,072,270
Series L-1, 3.40%, 11/01/30	1,580	1,575,860
Series L-1, 3.50%, 11/01/32	1,160	1,155,128
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	38,000	43,991,840
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	3,490,760
New York State HFA, RB (SONYMA):
M/F Affordable Housing, Series E, 3.00%, 11/01/30	5,225	5,120,187

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (concluded)
New York State HFA, RB (SONYMA) (concluded):
M/F Affordable Housing, Series F, 3.05%, 11/01/27	$4,020	$4,029,447
M/F Affordable Housing, Series F, 3.45%, 11/01/32	5,235	5,299,809
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series B, 4.00%, 11/01/24	3,000	3,105,000
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center, 4.50%, 7/01/32	9,215	9,255,730
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (a):
3.72%, 11/15/29	17,810	9,686,325
3.73%, 11/15/30	25,215	13,189,714
3.82%, 11/15/31	5,000	2,480,900
		127,342,194
North Carolina — 2.4%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airway, Inc. Project, AMT, 5.60%, 7/01/27	15,000	15,018,000
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke Energy Carolinas, 4.38%, 10/01/31	11,565	12,455,852
Solid Waste Disposal, Duke Energy Carolinas Project, Series B, 4.38%, 10/01/31	10,000	10,770,300
North Carolina Medical Care Commission, RB, Mission Health Combined Group, 4.63%, 10/01/30	2,000	2,162,340
		40,406,492
North Dakota — 0.2%
North Dakota HFA, RB, M/F Housing, Series A, 3.60%, 7/01/32	2,830	2,876,412
Ohio — 2.4%
Ohio State University, RB, General Receipts Special Purpose, Series A:
4.00%, 6/01/29	4,000	4,306,080
4.00%, 6/01/30	9,670	10,358,020
4.00%, 6/01/31	14,220	15,231,753
4.00%, 6/01/32	10,285	11,016,778
		40,912,631
Oklahoma — 0.2%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	1,131,680
5.00%, 4/01/29	1,500	1,557,900

	Par (000)	Value
Municipal Bonds
Oklahoma (concluded)
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A (concluded):
5.00%, 4/01/33	$1,050	$1,076,544
		3,766,124
Oregon — 1.7%
Oregon Health & Science University, Refunding RB, Series E:
4.00%, 7/01/29	12,000	12,865,800
4.00%, 7/01/31	15,305	16,195,904
		29,061,704
Pennsylvania — 10.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,493,108
5.00%, 5/01/28	5,000	5,526,100
5.00%, 5/01/29	3,745	4,123,919
5.00%, 5/01/30	5,300	5,823,481
Commonwealth Financing Authority, RB:
Series A-2, 5.00%, 6/01/31	7,505	8,632,851
Series B, 5.00%, 6/01/30	7,360	8,503,891
Series B, 5.00%, 6/01/31	7,730	8,891,664
Series B, 5.00%, 6/01/32	8,115	9,265,464
Cumberland County Municipal Authority, Refunding RB, Asbury Pennsylvania Obligation Group:
5.00%, 1/01/22	750	797,663
5.25%, 1/01/27	1,275	1,343,876
5.25%, 1/01/32	2,000	2,083,960
Lehigh County, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	28,584,083
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligation Group, 5.00%, 6/01/31	5,000	5,583,400
Montgomery County IDA, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,814,275
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., AMT:
Series A, 6.25%, 11/01/27	6,520	6,519,609
Series B, 6.13%, 11/01/27	3,000	2,988,600
Pennsylvania HFA, RB, S/F Housing, Series 114:
3.05%, 10/01/27	1,000	1,002,200
3.30%, 10/01/32	20,500	20,296,230

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	6

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	$3,000	$3,332,910
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	3,009,420
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,629,606
5.00%, 4/01/28	8,000	8,918,880
5.00%, 4/01/29	6,000	6,635,820
5.00%, 4/01/30	5,500	6,043,180
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/29	11,345	13,455,170
		176,299,360
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A, 5.50%, 7/01/27	5,555	5,691,209
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series F, 5.25%, 7/01/24	12,790	13,087,751
Series N, 5.00%, 7/01/32	10,000	9,594,400
Puerto Rico Sales Tax Financing Corp., RB, CAB, First Sub-Series A, 5.51%, 8/01/30 (a)	10,000	3,915,000
		32,288,360
South Carolina — 0.4%
South Carolina Jobs-EDA, Refunding RB, Bon Secours Health System, Inc., 5.00%, 11/01/29	6,000	6,779,220
South Dakota — 0.1%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	762,509
Texas — 14.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 1/01/33 (b)	1,260	1,388,835
City of Austin Texas, Refunding RB, Electric Utility System Revenue, Series A:
4.00%, 11/15/31	10,645	11,376,524
4.00%, 11/15/32	11,060	11,787,084

	Par (000)	Value
Municipal Bonds
Texas (continued)
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A (b):
4.00%, 9/01/30	$8,920	$9,386,070
4.00%, 9/01/31	11,820	12,335,470
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	1,047,386
3.95%, 12/01/32	1,800	1,792,656
Harris County Cultural Education Facilities Finance Corp., Refunding RB:
Brazos Presbyterian Homes, Inc. Project, Series A, 5.00%, 1/01/33	1,090	1,119,201
Memorial Hermann Health System, Series A, 4.00%, 12/01/31	20,000	20,206,000
YMCA of the Greater Houston Area, Series A, 5.00%, 6/01/28	1,500	1,680,300
YMCA of the Greater Houston Area, Series A, 5.00%, 6/01/33	3,000	3,257,250
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	6,286,475
Lower Colorado River Authority, Refunding RB:
LCRA Transmission Services, 4.00%, 5/15/32	10,635	10,841,106
LCRA Transmission Services, 4.00%, 5/15/31	9,970	10,221,045
Series B, 5.00%, 5/15/29	4,770	5,516,457
Matagorda County Navigation District No 1 Texas, Refunding RB (AMBAC):
Series A, 4.40%, 5/01/30	30,730	32,999,718
Series B, AMT, 4.55%, 5/01/30	10,000	10,474,500
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, Series A, 5.00%, 9/15/31	2,435	2,876,149
Midland County Fresh Water Supply District No 1, RB, CAB, City of Midland Project, Series A (a):
3.94%, 9/15/31	6,235	3,043,553
4.16%, 9/15/32	15,135	6,811,204
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	1,000	1,024,560
5.50%, 1/01/32	1,000	1,041,890

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	$5,500	$5,698,055
4.00%, 11/15/32	15,420	15,909,431
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, 5.00%, 8/15/33	5,000	5,629,400
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	19,427,040
5.00%, 12/15/31	14,000	15,051,960
5.00%, 12/15/32	11,000	11,781,220
		240,010,539
US Virgin Islands — 0.7%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series A, 5.00%, 10/01/32	10,000	11,177,500
Utah — 0.7%
Salt Lake County Housing Authority, RB, M/F Housing, Liberty Villege Apartments Project (Freddie Mac), 3.38%, 8/01/28	12,000	12,174,360
Vermont — 0.2%
Vermont EDA, Refunding MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,546,400
Virginia — 5.9%
Dullles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.25%, 3/01/26	500	496,555
Fairfax County EDA, Refunding RB, Vinson Hall LLC, Series A:
4.00%, 12/01/22	505	511,414
4.50%, 12/01/32	2,840	2,839,886
5.00%, 12/01/32	2,000	2,079,980
Fairfax County IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	8,575	9,179,366
Hanover County EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	2,971,500
4.50%, 7/01/32	1,100	1,076,416
Henrico County EDA, Refunding RB, Bon Secours Health System, 5.00%, 11/01/30	3,400	3,841,558
Norfolk EDA, Refunding RB, Bon Secours Health System, Inc.:
5.00%, 11/01/28	5,000	5,675,400

	Par (000)	Value
Municipal Bonds
Virginia (concluded)
Norfolk EDA, Refunding RB, Bon Secours Health System, Inc. (concluded):
5.00%, 11/01/29	$5,000	$5,640,650
Prince William County IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33 (b)	15,445	15,689,494
Virginia HDA, RB, Sub-Series C-3, 3.25%, 4/01/31	21,500	21,590,730
Virginia HDA, RB, Sub-Series C-2, 3.00%, 4/01/31	23,200	22,890,280
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,111,508
		98,594,737
Washington — 1.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,051,855
3.75%, 9/01/19	1,060	1,092,245
4.13%, 9/01/21	1,145	1,182,487
4.50%, 9/01/22	1,000	1,054,140
5.00%, 9/01/27	1,000	1,070,380
5.25%, 9/01/32	1,000	1,069,580
Port of Seattle Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,125,600
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,129,200
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,227,138
Series 1N (Ginnie Mae)(Fannie Mae)(Freddie Mac), 3.50%, 12/01/33	4,035	4,044,725
		18,047,350
Wisconsin — 0.9%
Public Finance Authority, Refunding RB, Airport Facilities, Senior Series B, AMT, 5.25%, 7/01/28	2,250	2,473,043
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,961,526
Aspirus Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,138,734
Marquette University, 4.00%, 10/01/32	4,520	4,781,798
		15,355,101

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	8

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Wyoming — 1.0%
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 3.75%, 12/01/32	$16,790	$16,937,920
Total Municipal Bonds – 134.2%		2,251,748,210

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
California — 7.7%
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A:
4.00%, 10/01/29	15,800	16,905,189
4.00%, 10/01/30	16,425	17,573,907
4.00%, 10/01/31	17,080	18,274,723
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT (e):
5.00%, 5/01/29	6,685	7,503,042
4.50%, 5/01/30	32,220	34,793,047
5.00%, 5/01/31	10,675	11,928,670
4.50%, 5/01/32	21,355	22,821,657
		129,800,235
Colorado — 7.4%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A (e):
4.25%, 11/15/30	35,210	37,512,560
4.00%, 11/15/31	37,875	39,713,032
4.25%, 11/15/31	8,085	8,573,172
4.25%, 11/15/32	2,230	2,351,691
AMT, 4.25%, 11/15/29	33,820	36,145,460
		124,295,915
Florida — 5.8%
County of Broward Florida, ARB, Series Q-1 (e):
4.00%, 10/01/29	17,200	18,167,672
4.00%, 10/01/30	18,095	18,993,235
4.00%, 10/01/31	18,820	19,599,900
4.00%, 10/01/32	19,575	20,211,187
4.00%, 10/01/33	20,355	20,950,627
		97,922,621
Illinois — 2.6%
City of Chicago Illinois, RB, Second Lien, Wastewater Transmission Project:
4.00%, 1/01/31	10,375	10,878,395
4.00%, 1/01/32	10,790	11,189,985
4.00%, 1/01/33	11,220	11,618,901
4.00%, 1/01/35	9,135	9,411,517
		43,098,798

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics, Series SUI:
4.00%, 9/01/28	$3,375	$3,642,233
4.00%, 9/01/29	6,525	6,970,396
4.00%, 9/01/30	6,325	6,693,684
4.00%, 9/01/31	8,650	9,118,571
4.00%, 9/01/32	7,750	8,131,687
4.00%, 9/01/33	9,375	9,798,369
		44,354,940
New Hampshire — 1.2%
New Hampshire State Turnpike System, RB, Series C (e):
4.00%, 8/01/31	3,665	3,885,999
4.00%, 8/01/32	2,290	2,396,966
4.00%, 8/01/33	4,350	4,527,436
4.00%, 8/01/34	4,035	4,183,407
4.00%, 8/01/35	4,745	4,915,704
		19,909,512
Texas — 10.4%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,902,398
4.00%, 9/15/31	19,475	20,485,574
4.00%, 9/15/32	18,075	18,832,883
4.00%, 9/15/33	11,000	11,355,959
4.00%, 9/15/34	11,885	12,212,312
4.00%, 9/15/35	4,500	4,616,729
County of Harris Texas, Refunding RB, Senior Lien Toll Road, Series C, 4.00%, 8/15/33	12,325	13,040,452
Dallas/Fort Worth Texas International Airport, Refunding RB, AMT (e):
Series E, 4.00%, 11/01/32	6,915	6,959,601
Series E, 4.13%, 11/01/35	10,435	10,471,730
Series F, 5.00%, 11/01/29	12,820	14,043,795
Series F, 5.00%, 11/01/30	15,565	16,943,901
Series F, 5.00%, 11/01/31	10,000	10,831,298
Series F, 5.00%, 11/01/32	17,170	18,515,751
		174,212,383
Washington — 1.1%
State of Washington, COP, State and Local Agency Real and Personal Property:
4.00%, 7/01/29	4,105	4,370,494
4.00%, 7/01/30	4,290	4,567,460
4.00%, 7/01/31	4,470	4,759,101

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Washington (concluded)
State of Washington, COP, State and Local Agency Real and Personal Property (concluded):
4.00%, 7/01/32	$4,590	$4,886,863
		18,583,918
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 38.9%		652,178,322
Total Long-Term Investments (Cost – $2,883,840,042) – 173.1%		2,903,926,532

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	27,006,936	$27,006,936
Total Short-Term Securities (Cost – $27,006,936) – 1.6%		27,006,936
Total Investments (Cost - $2,910,846,978*) – 174.7%		2,930,933,468
Liabilities in Excess of Other Assets – (2.4)%		(40,582,364)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.6)%		(462,784,732)
RVMTP Shares, at Liquidation Value – (44.7)%		(750,000,000)
Net Assets Applicable to Common Shares – 100.0%		$1,677,566,372

* As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,448,170,198
Gross unrealized appreciation		$33,193,950
Gross unrealized depreciation		(13,025,629)
Net unrealized appreciation		$20,168,321

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$17,078,329	$ 50,799
Morgan Stanley	$11,356,200	$ 295,500
Pershing LLC	$21,721,540	$ 142,972
Piper Jaffray & Co.	$40,863,404	$1,029,845

(c)	Variable rate security. Rate shown is as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from 11/01/18 to 11/15/20, is $289,012,647.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
FFI Institutional Tax-Exempt Fund	—	27,006,936	27,006,936	$2,124

(g)	Represents the current yield as of report date.
BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	10

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	11

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,903,926,532	—	$2,903,926,532
Short-Term Securities	$27,006,936	—	—	27,006,936
Total	$27,006,936	$2,903,926,532	—	$2,930,933,468

1See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,000	—	—	$11,000
Liabilities:
TOB trust certificates	—	$(462,594,948)	—	(462,594,948)
RVMTP shares	—	(750,000,000)	—	(750,000,000)
Total	$11,000	$(1,212,594,948)	—	$(1,212,583,948)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNICIPAL TARGET TERM TRUST	APRIL 30, 2013	12

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Target Term Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Target Term Trust

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Target Term Trust

Date: June 24, 2013